Loans and other receivables from credit institutions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Financial assets measured at amortized cost	R$ 25,716,845	R$ 20,713,315	R$ 26,485,913
Comprising:
Loans and other receivables from credit institutions at amortized cost	25,724,609	20,725,914	26,507,738
Provision for impairment losses (note 9.c)	(7,764)	(12,599)	(21,825)
Loans and other receivables from credit institutions, net	25,716,845	20,713,315	26,485,913
Loans and other receivables from credit institutions, gross	25,724,609	20,725,914	26,507,738
Type:
Time deposit investments	10,337,746	7,655,416	9,255,101
Repurchase agreements (1)	2,980,557	2,430,956	4,129,438
Judicial deposits	10,730,571	10,267,493	10,200,137
Other accounts	1,675,735	372,049	2,923,062
Total	R$ 25,724,609	R$ 20,725,914	R$ 26,507,738